Capitalized Software Development Costs - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Computer Software Net [Line Items]
Amortization of capitalized software development costs			$ 61.5	$ 58.6	$ 48.6
Cost of Revenue
Capitalized Computer Software Net [Line Items]
Amortization of capitalized software development costs	$ 16.0	$ 15.2